As filed with the Securities and Exchange Commission on November 24, 2014

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                             MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                        September 30, 2014 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 100.09%                      $ 68,989,258
            =========================================================
            (Cost $58,385,730)

            APPAREL CLOTHING - 5.12%                        3,531,974
            ---------------------------------------------------------
    10      Kate Spade & Co.*                                     262
     5      Michael Kors Holdings Ltd.*                           357
51,105      Under Armour, Inc. (Class A)*                   3,531,355

            AUTOMOBILE MANUFACTURERS - 4.52%                3,113,584
            ---------------------------------------------------------
 12,830     Tesla Motors, Inc.*                             3,113,584

            BIOTECHNOLOGY - 3.66%                           2,523,736
            ---------------------------------------------------------
      5     Alexion Pharmaceuticals, Inc.*                        829
      5     Biogen Idec, Inc.*                                  1,654
 15,370     Illumina, Inc.*                                 2,519,450
      5     Regeneron Pharmaceuticals, Inc.*                    1,803

            BUSINESS SOFTWARE & SERVICES - 33.85%          23,329,307
            ---------------------------------------------------------
     10     Cornerstone OnDemand, Inc.*                           344
102,445     FireEye, Inc.*                                  3,130,719
 34,335     Mobileye N.V.                                   1,840,013
 36,860     NetSuite, Inc.*                                 3,300,444
 58,955     Salesforce.com, Inc.*                           3,391,681
 58,090     ServiceNow, Inc.*                               3,414,530
     10     Splunk, Inc.*                                         554
 57,395     Tableau Software, Inc. (Class A)*               4,169,747
 49,470     Workday, Inc. (Class A)*                        4,081,275

            COMPUTER HARDWARE - 0.00%                             504
            ---------------------------------------------------------
      5     Apple, Inc.                                           504

            INTERNET SOCIAL MEDIA - 23.30%                 16,060,130
            ---------------------------------------------------------
 78,965     Facebook, Inc. (Class A)*                       6,241,394
 15,470     LinkedIn Corp. (Class A)*                       3,214,511
 91,975     Twitter, Inc.*                                  4,744,071
 27,255     Yelp, Inc.*                                     1,860,154

            INTERNET SOFTWARE & SERVICES - 17.80%          12,269,286
            ---------------------------------------------------------
 50,140     Alibaba Group Holding Ltd. - ADR *              4,454,939
  8,610     Amazon.com, Inc.*                               2,776,208
      5     Baidu, Inc. - ADR*                                  1,091
      5     Google, Inc. (Class A)*                             2,942
      5     Google, Inc. (Class C)*                             2,887
  7,475     Netflix, Inc.*                                  3,372,570
      5     Pandora Media, Inc.*                                  121
      5     The Priceline Group, Inc.*                          5,793
      5     TripAdvisor, Inc.*                                    457
 14,245     Zillow, Inc. (Class A)*                         1,652,278

            NETWORKING EQUIPMENT - 5.99%                    4,127,557
            ---------------------------------------------------------
 42,075     Palo Alto Networks, Inc.*                       4,127,557

            PACKAGED FOODS - 0.00%                                651
            ---------------------------------------------------------
      5     Keurig Green Mountain, Inc.                           651

            RENEWABLE ENERGY - 2.71%                        1,868,649
            ---------------------------------------------------------
 31,350     SolarCity Corp.*                                1,868,460
     10     SunEdison, Inc.*                                      189

            RESTAURANTS - 3.14%                             2,163,085
            ---------------------------------------------------------
  3,245     Chipotle Mexican Grill, Inc.*                   2,163,085

            RETAIL - 0.00%                                        795
            ---------------------------------------------------------
     10     Restoration Hardware Holdings, Inc.*                  795

            EXCHANGE TRADED FUNDS - 0.00%                       1,617
            =========================================================
            (Cost $1,004)
     10     PowerShares QQQ                                       988
      5     ProShares Ultra QQQ                                   629


            TOTAL INVESTMENT SECURITIES - 100.09%          68,990,875
            =========================================================
            (Cost $58,386,734)

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09)%  (60,318)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 68,930,557
            =========================================================
            Equivalent to $17.53 per share


           *Non-income producing


The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments                  $ 58,386,734
                                       ==========
Gross unrealized appreciation          11,967,265
Gross unrealized depreciation          (1,363,124)
                                       ----------
Net unrealized appreciation          $ 10,604,141


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


                           INVESTMENT VALUATION

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.


            SUMMARY OF FAIR VALUE EXPOSURE AT SEPTEMBER 30, 2014

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a dis-cussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:


Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of September 30, 2014:

                                       Level 1   Level 2   Level 3      Total
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Common Stocks
   Business Software & Services   $  23,329,307     -        -   $  23,329,307
   Internet Social Media             16,060,130     -        -      16,060,130
   Internet Software & Services      12,269,286     -        -      12,269,286
   Networking Equipment               4,127,557     -        -       4,127,557
   Apparel Clothing                   3,531,974     -        -       3,531,974
   Automobile Manufacturers           3,113,584     -        -       3,113,584
   Biotechnology                      2,523,736     -        -       2,523,736
   Restaurants                        2,163,085     -        -       2,163,085
   Renewable Energy                   1,868,649     -        -       1,868,649
   Retail                                   795     -        -             795
   Packaged Foods                           651     -        -             651
   Computer Hardware                        504     -        -             504
                                    ------------------------------------------
Total Common Stocks                  68,989,258     -        -      68,989,258

Exchange Traded Funds                     1,617     -        -           1,617
                                    ------------------------------------------
Total Investments                 $  68,990,875     -        -   $  68,990,875
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There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report. It is the Fund's policy to consider trans-fers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value mea-surements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund has disclosed the applicable requirements of this accounting standard in its financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.


SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Executive Officer
       (Principal Executive Officer and Principal Financial Officer)

Date: November 24, 2014


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Executive Officer
       (Principal Executive Officer and Principal Financial Officer)

Date: November 24, 2014